Debt issued designated at fair value	12 Months Ended
Dec. 31, 2021
Entity [Table]
Disclosure Of Financial Instruments Designated At Fair Value Through Profit Or Loss Explanatory
Note 16

Debt issued designated at fair value
USD million 31.12.21 31.12.20
Issued debt instruments
Equity-linked
1
47,059 41,069
Rates-linked 16,369 11,038
Credit-linked 1,723 1,933
Fixed-rate 2,868 3,604
Commodity-linked 2,911 1,497
Other 2,868 2,101
of which: debt that contributes to total loss-absorbing capacity 2,136 1,190
Total debt issued designated at fair value 73,799 61,243
of which: issued by UBS AG with original maturity greater than one year
2
57,967 46,427
of which: life-to-date own credit (gain) / loss 347 418
1 Includes investment fund unit-linked instruments issued.

2 Based on original contractual maturity without considering any early redemption features. As of 31 December

2021,
100 % of the balance was unsecured
(31 December 2020: 100%).
As of 31 December

2021 and 31

December 2020, the contractual
redemption amount at maturity

of debt issued designated at

fair
value through profit or

loss was not materially different

from the
carrying amount.
The table below shows the

residual contractual maturity of the
carrying

amount

of

debt

issued

designated

at

fair

value,

split
between

fixed-rate

and

floating-rate

instruments

based

on

the
contractual

terms,

and

does

not

consider

any

early

redemption
features. Interest rate ranges for future interest

payments related
to debt issued designated at fair value have

not been included in
the table below,

as the majority

of the debt

instruments issued are
structured

products

and

therefore

the

future

interest

payments
are

highly

dependent

upon

the

embedded

derivative

and
prevailing market conditions

at the point

in time that

each interest
payment is made.
›
Refer to Note 24 for maturity information

on an undiscounted
cash flow basis
Contractual maturity of carrying amount
USD million 2022 2023 2024 2025 2026 2027–2031 Thereafter
Total
31.12.21
Total
31.12.20
UBS Group AG
1
Non-subordinated debt
Fixed-rate 0 0 0 0 0 0 2,340 2,340 1,375
UBS AG
2
Non-subordinated debt
Fixed-rate 4,296 1,658 716 495 226 273 1,732 9,397 9,409
Floating-rate 19,338 15,621 5,067 5,816 3,840 8,364 3,238 61,284 49,528
Subtotal 23,635 17,279 5,783 6,311 4,066 8,637 4,971 70,682 58,937
Other subsidiaries
3
Non-subordinated debt
Fixed-rate 6 0 0 0 0 423 0 429 539
Floating-rate 150 47 145 0 0 0 7 349 392
Subtotal 156 47 145 0 0 423 7 778 931
Total

23,791 17,325 5,929 6,311 4,066 9,060 7,317 73,799 61,243
1 Consists of instruments issued by the legal entity UBS Group AG.

2 Consists of instruments issued by the legal entity UBS AG.

3 Consists of instruments issued by subsidiaries of UBS AG.

UBS AG
Entity [Table]
Disclosure Of Financial Instruments Designated At Fair Value Through Profit Or Loss Explanatory
Note 16

Debt issued designated at fair value
USD million 31.12.21 31.12.20
Issued debt instruments
Equity-linked
1
47,059 41,069
Rates-linked 16,369 11,038
Credit-linked 1,723 1,933
Fixed-rate 2,868 3,604
Commodity-linked 2,911 1,497
Other 529 726
Total debt issued designated at fair value 71,460 59,868
of which: issued by UBS AG with original maturity greater than one year
2
57,967 46,427
of which: life-to-date own credit (gain) / loss 144 233
1 Includes investment fund unit-linked instruments issued.

2 Based on original contractual maturity without considering any early redemption features. As of 31 December

2021,
100 % of the balance was unsecured
(31 December 2020: 100%).
As of 31 December

2021 and 31

December 2020, the contractual
redemption amount at maturity

of debt issued designated at

fair
value through profit or

loss was not materially different

from the
carrying amount.
The table below shows the

residual contractual maturity of the
carrying

amount

of

debt

issued

designated

at

fair

value,

split
between

fixed-rate

and

floating-rate

instruments

based

on

the
contractual

terms,

and

does

not

consider

any

early

redemption
features. Interest rate ranges for future interest

payments related
to debt issued designated at fair value have

not been included in
the table below,

as the majority

of the debt

instruments issued are
structured

products

and

therefore

the

future

interest

payments
are

highly

dependent

upon

the

embedded

derivative

and
prevailing market conditions

at the point

in time that

each interest
payment is made.
›
Refer to Note 24 for maturity information

on an undiscounted
cash flow basis
Contractual maturity of carrying amount
USD million 2022 2023 2024 2025 2026 2027–2031 Thereafter
Total
31.12.21
Total
31.12.20
UBS AG
1
Non-subordinated debt
Fixed-rate 4,296 1,658 716 495 226 273 1,732 9,397 9,409
Floating-rate 19,338 15,621 5,067 5,816 3,840 8,364 3,238 61,284 49,528
Subtotal 23,635 17,279 5,783 6,311 4,066 8,637 4,971 70,682 58,937
Other subsidiaries
2
Non-subordinated debt
Fixed-rate 6 0 0 0 0 423 0 429 539
Floating-rate 150 47 145 0 0 0 7 349 392
Subtotal 156 47 145 0 0 423 7 778 931
Total

23,791 17,325 5,929 6,311 4,066 9,060 4,977 71,460 59,868
1 Consists of instruments issued by the legal entity UBS AG.

2 Consists of instruments issued by subsidiaries of UBS AG.